Expense Example {- Fidelity Freedom Blend 2020 Fund} - 03.31 Fidelity Freedom Blend Funds - AMCIZ Combo Pro-09 - Fidelity Freedom Blend 2020 Fund	Aug. 03, 2022 USD ($)
Fidelity Advisor Freedom Blend 2020 Fund- Class A
Expense Example:
1 year	$ 641
3 years	783
5 years	937
10 years	1,384
Fidelity Advisor Freedom Blend 2020 Fund- Class M
Expense Example:
1 year	443
3 years	639
5 years	852
10 years	1,464
Fidelity Advisor Freedom Blend 2020 Fund- Class C
Expense Example:
1 year	247
3 years	456
5 years	787
10 years	1,520
Fidelity Advisor Freedom Blend 2020 Fund- Class I Advisor
Expense Example:
1 year	45
3 years	141
5 years	246
10 years	555
Fidelity Advisor Freedom Blend 2020 Fund- Class Z
Expense Example:
1 year	35
3 years	109
5 years	191
10 years	$ 431